Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 26, 2017
Document Effective Date	Apr. 26, 2017
Prospectus Date	Apr. 26, 2017
Direxion Daily Aerospace & Defense Bull 3X Shares | Direxion Daily Aerospace & Defense Bull 3X Shares
Prospectus:
Trading Symbol	DFEN
Direxion Daily Industrials Bull 3X Shares | Direxion Daily Industrials Bull 3X Shares
Prospectus:
Trading Symbol	DUSL
Direxion Daily Transportation Bull 3X Shares | Direxion Daily Transportation Bull 3X Shares
Prospectus:
Trading Symbol	TPOR
Direxion Daily Utilities Bull 3X Shares | Direxion Daily Utilities Bull 3X Shares
Prospectus:
Trading Symbol	UTSL
Direxion Daily Utilities Bear 3X Shares | Direxion Daily Utilities Bear 3X Shares
Prospectus:
Trading Symbol	UTLS
Direxion Daily MSCI Mexico Bull 3X Shares | Direxion Daily MSCI Mexico Bull 3X Shares
Prospectus:
Trading Symbol	MEXX
Direxion Daily Emerging Markets Bond Bull 3X Shares | Direxion Daily Emerging Markets Bond Bull 3X Shares
Prospectus:
Trading Symbol	EMBU